NATIXIS FUNDS TRUST II

May 6, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that each Statement of Additional Information, dated May 1, 2013, for ASG Diversifying Strategies Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund, Harris Associates Large Cap Value Fund, Loomis Sayles Strategic Alpha Fund, Loomis Sayles Multi-Asset Real Return Fund, McDonnell Intermediate Municipal Bond Fund and Vaughan Nelson Value Opportunity Fund, each a series of Natixis Funds Trust II, does not differ from those contained in Post-Effective Amendment No. 176 that was filed electronically on April 29, 2013.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary